SHARE OPTIONS (Details Narrative) - Employee Option Plan [member] - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Number of options issued	0	0	12,850,000
Weighted average remaining contractual life of outstanding share options	5 months 1 day	5 months 4 days